SHAREHOLDERS' EQUITY (DEFICIT) (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2008 Plan [Member]
Number of options
Options outstanding	153,882
Options outstanding	153,882	153,882
2019 Plan [Member]
Number of options
Options outstanding	219,456
Options outstanding	219,456	219,456
Employees and directors [Member] | 2008 Plan [Member]
Number of options
Options outstanding	153,882	153,882
Options outstanding		153,882	153,882
Options exercisable as of December 31, 2020 and 2019	153,882	153,882
Weighted-average exercise price
Options outstanding	$ 0.24	$ 0.24
Options outstanding		0.24	$ 0.24
Options exercisable as of December 31, 2020 and 2019	$ 0.24	$ 0.24
Weighted-average remaining contractual term
Options outstanding	3 years 2 months 30 days	4 years 2 months 30 days	5 years 2 months 30 days
Options exercisable as of December 31, 2020 and 2019	3 years 2 months 30 days
Employees and directors [Member] | 2019 Plan [Member]
Number of options
Options outstanding	219,456
Options outstanding		219,456
Options exercisable as of December 31, 2020 and 2019	200,269
Weighted-average exercise price
Options outstanding	$ 2.62
Options outstanding		$ 2.62
Options exercisable as of December 31, 2020 and 2019	$ 2.55
Weighted-average remaining contractual term
Options outstanding	8 years 6 months 21 days	9 years 6 months 21 days
Options exercisable as of December 31, 2020 and 2019	8 years 6 months 18 days